Equity-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-Based Compensation Expense Classification in Statement of Operations
Equity-based compensation expense is classified in the statements of operations as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Research and development expense	$43	$40	$129	$119
General and administrative expense	319	127	975	388
	$362	$167	$1,104	$507

Equity-based compensation expense is classified in the statements of operations as follows:

	Year Ended December 31,
	2016	2015
Research and development expense	$160	$68
General and administrative expense	522	302
	$682	$370

Assumptions Used to Determine Fair Value of Common Stock Option Grants
The fair value of the underlying common stock and the exercise price for the common stock options granted during the nine months ended September 30, 2017 and 2016 are summarized in the table below:

Common Stock Options Granted During Period Ended:	Fair Value of Underlying Common Stock	Exercise Price of Common Stock Option
Nine months ended September 30, 2017	$4.21	$4.21
Nine months ended September 30, 2016	$1.91 to $2,12; weighted avg. $1.98	$1.91 to $2,12; weighted avg. $1.98
In addition to an assumption on the expected term of the option grants as discussed below, application of the Black-Scholes model requires additional inputs for which we have assumed the values described in the table below:

	Nine Months Ended September 30,
	2017	2016
Expected term	5.3 to 6.5 years	5.0 to 6.9 years
Risk-free interest rate	1.97% to 2.17%; weighted avg. 2.07%	1.01% to 1.41%; weighted avg. 1.26%
Expected volatility	80.8% to 83.1%; weighted avg. 81.0%	79.9% to 82.4%; weighted avg. 80.9%
Forfeiture rate	5%	5%
Expected dividend yield	—%	—%

The fair value of the underlying common stock and the exercise price for the common stock options granted during the years ended December 31, 2016 and 2015 are summarized in the table below:

Common Stock Options Granted During Period Ended:	Fair Value of Underlying Common Stock	Exercise Price of Common Stock Option
Year ended December 31, 2016	$0.95 to $1.20; weighted avg. $1.14	$0.95 to $1.20; weighted avg. $1.14
Year ended December 31, 2015	$0.51 to $0.98; weighted avg. $0.69	$0.51 to $0.98; weighted avg. $0.69
In addition to an assumption on the expected term of the option grants as discussed below, application of the Black-Scholes model requires additional inputs for which we have assumed the values described in the table below:

	Years Ended December 31,
	2016	2015
Expected term	5.0 to 7.0 years	5.2 to 7.0 years
Risk-free interest rate	1.01% to 2.24%; weighted avg. 1.58%	1.59% to 2.08%; weighted avg. 1.73%
Expected volatility	79.2% to 83.6%; weighted avg. 79.9%	78.9% to 85.4%; weighted avg. 82.2%
Forfeiture rate	5%	5%
Expected dividend yield	—%	—%

Common Stock Option Activity
A summary of common stock option activity as of the periods indicated is as follows:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
Outstanding - December 31, 2016	3,089,352	$1.25	8.2	$9,143
Granted	657,843	4.21
Exercised	(58,440)	0.75
Forfeited	(10,396)	1.00
Outstanding - September 30, 2017	3,678,359	$1.79	7.8	$5,257
Exercisable - September 30, 2017	2,131,730	$1.37	7.4	$3,704
Vested and Expected to Vest - September 30, 2017	3,595,855	$1.77	7.7	$5,195

A summary of common stock option activity as of the periods indicated is as follows:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
Outstanding - December 31, 2014	2,954,418	$0.32
Granted	3,941,134	0.76
Exercised	(166,875)	0.32
Forfeited	(200,625)	0.35
Outstanding - December 31, 2015	6,528,052	$0.59	9.1	$2,310
Granted	175,000	1.14
Exercised	(98,283)	0.33
Forfeited	(382,321)	0.33
Outstanding - December 31, 2016	6,222,448	$0.62	8.2	$9,143
Exercisable - December 31, 2016	2,956,455	$0.51	7.8	$4,683
Vested and Expected to Vest - December 31, 2016	6,025,583	$0.61	8.1	$8,888